Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
C000234213_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.23%
C000234213_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.24%
C000227886_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.23%
C000227886_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.10%
C000227886_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.33%
C000201027_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.23%
C000201027_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.10%
C000201027_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.25%
C000234213_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%
C000234213_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%
C000234213_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%
C000234213_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%
C000234213_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%
C000234213_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%
C000227886_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.52%
C000227886_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.41%
C000227886_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.63%
C000227886_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.01%
C000227886_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.96%
C000227886_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.10%
C000227886_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%
C000227886_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.86%
C000227886_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.01%
C000201027_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%
C000201027_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.84%
C000201027_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%
C000201027_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%
C000201027_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.90%
C000201027_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%